Related Party Transactions - Schedule of Compensation for key Management and Board of Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Salaries and other emoluments	$ 10,798	$ 9,064	$ 8,986
Total	$ 10,798	$ 9,064	$ 8,986